Income Tax - Summary of Deferred Income Tax Liabilities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Vacation reserve, accrued bonuses and share-based compensation	₸ 1,242	₸ 873	₸ 779
Property, equipment and intangible assets	(4,012)	(4,078)	(3,263)
Other	527		17
Net deferred tax liability	₸ (2,243)	₸ (3,205)	₸ (2,467)	₸ (2,319)